UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07254

Johnson Mutual Funds Trust
(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH	45247
(Address of principal executive offices)	(Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247
(Name and address of agent for service)

Registrant's telephone number, including area code:  513-661-3100

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

GROWTH FUND	Portfolio of Investments as of September 30, 2005 - Unaudited

Common Stocks	Shares	Dollar Value

Consumer Discretionary
Aeropostale*	15,500	329,375
Comcast*	33,500	964,130
Home Depot, Inc.	25,900	987,826
Johnson Controls	18,000	1,116,900
Staples	49,050	1,045,746
Viacom Incorporated Class B	28,600	944,086
Total Consumer Discretionary: 10.4%		$5,388,063

Consumer Staples
JM Smucker	20,100	975,654
Pepsico, Incorporated	28,900	1,638,919
Procter & Gamble	28,900	1,718,394
Sysco	28,900	906,593
Wal-Mart Stores, Inc.	19,100	836,962
Total Consumer Staples: 11.7%		$6,076,522

Energy
Conoco Phillips	28,200	1,971,462
Exxon Mobil Corporation	25,282	1,606,418
Nabors Industries	16,200	1,163,646
Transocean	9,100	557,921
XTO Energy	32,800	1,486,496
Total Energy: 13.1%		$6,785,943

Financial Services
Allstate Corporation	17,500	967,575
American International Group, Inc.	20,325	1,259,337
Bank of New York Co., Inc.	33,500	985,235
CIT Group	25,200	1,138,536
Citigroup, Incorporated	21,500	978,680
Fifth Third Bancorp	22,630	831,653
Merrill Lynch & Company, Inc.	16,700	1,024,545
Total Financial Services: 13.9%		$7,185,561

Health Care
Abbott Laboratories	22,000	932,800
Amgen*	12,800	1,019,776
Glaxosmithkline	22,000	1,128,160
Johnson & Johnson	15,400	974,512
Novartis	20,800	1,060,800
Pfizer, Incorporated	36,650	915,151
Stryker Corporation	20,500	1,013,315
TEVA Pharmaceutical	16,000	534,720
Varian Medical Systems Incorporated	14,000	553,140
Total Health Care: 15.7%		$8,132,374

Industrials
Caterpillar	11,200	658,000
Cendant	22,800	470,592
Dover	26,200	1,068,698
General Electric Company	55,690	1,875,082
Ingersoll Rand	26,000	993,980
Illinois Tool Works	11,100	913,863
L-3 Communications Holdings	14,200	1,122,794
3M Company	12,800	939,008
United Parcel Service	7,200	497,736
Total Industrials: 16.5%		$8,539,753

Information Technology
Cisco Systems, Inc.*	53,000	949,760
Dell, Inc.*	23,700	810,540
EMC*	79,100	1,023,554
Intel Corporation	37,200	916,980
Microsoft Corporation	61,950	1,593,974
Nokia Corporation ADR **	62,450	1,056,029
Oracle Corporation*	77,270	958,148
Total Information Technology: 14.1%		$7,308,985

Materials
Air Products and Chemicals	9,000	496,260
BHP Billiton Limited	18,000	615,240
Dow Chemical Company	11,000	458,370
Total Materials: 3.0%		$1,569,870

Total Common Stocks: 98.5%		$50,987,071
(Common Stock Identified Cost $45,188,360)

Mutual Funds
iShares Biotech Index Fund*	7,400	569,800
Total Mutual Funds: 1.1%		$569,800
(Mutual Fund Identified Cost $526,214)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 2.71% yield ***		238,081
Total Cash Equivalents: 0.5%		$238,081
(Cash Equivalents Identified Cost $238,081)

Total Portfolio Value: 100.0%		$51,794,952
(Total Portfolio Identified Cost $45,952,656)

Other Assets Less Liabilities: .0%		$(14,818)

Total Net Assets: 100.0%		$51,780,134

* Non-income producing security.
** American Depositary Receipt.
*** Variable rate security, the coupon rate shown represents the rate at September 30, 2005.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2005 - Unaudited

Common Stocks	Shares	Dollar Value

Consumer Discretionary
American Eagle Outfitters	28,000	658,840
Black & Decker	8,300	681,347
Borders Group, Inc.	26,800	594,156
Borg Warner	13,900	784,794
Brunswick	14,700	554,631
Centex Corporation	12,500	807,250
Echostar Communcate	23,000	680,110
Goodyear Tire	45,800	714,022
Hovanian Enterprise	7,500	384,000
Jones Apparel Group	14,000	399,000
KB Home Corporation	7,300	534,360
Lear Corporation	20,100	682,797
Lennar Corporation, Class A	9,000	537,840
Liz Claiborne, Inc.	9,000	353,880
McClatchy	10,600	691,438
MDC Holding Incorporated	9,300	733,677
Petsmart	33,600	731,808
Ralph Lauren 'A'	17,600	885,280
Michaels Stores	16,600	548,796
NVR, Inc.*	570	504,421
Polaris Industries, Inc.	14,700	728,385
Standard Pacific	17,200	713,972
Timberland Company*	20,600	695,868
Total Consumer Discretionary: 16.0%		$14,600,672

Consumer Staples
BJ Wholesale Club*	14,600	405,880
Pilgrim's Pride	22,000	800,800
Rite Aid	168,500	653,780
Tyson Foods Incorporated	43,700	788,785
Total Consumer Staples: 2.9%		$2,649,245

Energy
Amerada Hess	7,100	976,250
Atmos Energy	24,900	703,425
Chesapeake Energy Corporation	29,300	1,120,725
Kerr McGee	9,000	873,990
Newfield Exploration*	27,000	1,325,700
Massey Energy	17,500	893,725
Patterson-Uti Energy, Inc.	20,700	746,856
Pogo Producing Company	11,400	671,916
Sunoco	11,500	899,300
Unit Corporation	14,200	784,976
Total Energy: 9.9%		$8,996,863

Financial Services
American Capital Strategies	20,450	749,697
American Financial	20,700	702,351
AmeriCredit Corporation*	34,125	814,564
Berkley (W.R.), Corporation	22,500	888,300
Blackrock, Inc.	6,800	602,616
Capitalsource	37,400	815,320
CIT Group	16,300	736,434
Commercebancorp	22,500	690,525
Conseco	34,100	719,851
Downey Financial	11,300	688,170
E*Trade Financial Co.	31,000	545,600
First American Financial Corp.	13,000	593,710
First Horizon	16,500	599,775
First Marblehead*	29,000	736,600
HCC Insurance Holdings, Inc.	24,375	695,419
Host Marriot	27,100	457,990
Investors Financial Services Corp.	18,000	592,200
Nationwide Financial Services, Inc.	17,700	708,885
New Cnty Financial	13,500	489,645
Popular Inc. Common	27,600	668,472
Principal Financial Group	17,000	805,290
Prologis Trust	14,916	660,928
Providian Financial	39,200	693,056
Radin Group Inc.	12,200	647,820
Stancorp Financial Group	5,600	471,520
TCF Financial	26,700	714,225
Westcorp	13,400	789,260
Total Financial Services: 20.1%		$18,278,223

Health Care

AmerisourceBergen Corp.	10,000	773,000
Bausch & Lomb	11,000	887,480
Community Health Systems Inc.*	22,700	880,987
Coventry Health Care	9,500	817,190
Fisher Scientific	11,600	719,780
Kinetic Concepts	11,300	641,840
Invitrogen	8,800	662,024
Mckesson	23,150	1,098,468
Pacificare Health*	12,400	989,272
Universal Health SVC	13,750	654,912
Waters	18,600	773,760
Total Health Care: 9.8%		$8,898,713

Industrials

Aramark	27,200	726,512
CSX	16,000	743,680
Career Education Corporation*	17,700	629,412
Cummins Engine, Inc.	10,500	923,895
Eaton	11,100	705,405
L-3 Communications Holdings, Inc.	10,000	790,700
Manpower	13,300	590,387
Navistar International*	16,100	522,123
Norfolk Southern Corporation	18,900	766,584
Parker Hannifin	11,000	707,410
Ryder System, Incorporated	13,800	472,236
Swift Transportation	29,500	522,150
Timken Company	29,850	884,455
Toro	18,700	687,412
USG	16,800	1,154,496
West Corporation*	20,500	766,495
Yellow Roadway*	12,500	517,750
Total Industrials: 13.3%		$12,111,102

Information Technology
Affiliated Computer Services - A*	12,500	682,500
Amphenol Corp. Class A	10,500	423,570
Citrix Systems, Inc.*	16,200	407,268
Computer Sciences*	14,100	667,071
Cree, Incorporated*	27,750	694,305
Hewitt	26,000	709,280
Ingram Micro, Inc.*	33,400	619,236
Jabil Circuit, Inc.*	18,400	568,928
Juniper Networks, Inc.*	12,350	293,930
Lam Research*	28,000	853,160
Micron Technology*	53,600	712,880
Novellus Systems	27,300	684,684
Nvidia	25,800	884,424
Sabre Holdings	22,200	450,216
Solectron	114,300	446,913
Tech Data Corporation*	14,700	539,637
Telephone & Data Systems	18,400	717,600
Western Digital Corporation	58,500	756,405
Total Information Technology: 12.2%		$11,112,007

Materials
Ball Corporation	18,840	692,182
Eastman Chemical	11,900	558,943
Lyondell Chemical Company	22,700	649,674
Nucor Corporation	20,000	1,179,800
Louisiana PAC	26,000	719,940
Phelps Dodge Corporation	8,000	1,039,440
Scotts*	9,600	844,128
Southern Peru Cooper	16,500	923,340
U.S. Steel Corporation	20,800	880,880
Total Materials: 8.2%		$7,488,327

Utilities

Centerpoint Energy, Inc.	59,500	884,765
Constellation Energy Group, Inc.	15,500	954,800
OGE Energy Corporation	24,100	677,210
Overseas Shipholding	11,400	664,962
Pepco Holdings	29,600	688,792
UGI	32,600	917,690
WPS Resources Corporation	12,000	693,600
Total Utilities: 6.0%		$5,481,819

Total Common Stocks: 98.4%		$89,616,971
(Common Stock Identified Cost $74,814,323)

Real Estate Investment Trusts
CBL & Associates Properties, Inc.	12,500	512,375
Hospitality Property Trust	12,250	525,035
Total Real Estate Investment Trusts: 1.1%		$1,037,410
(Real Estate Investment Trust Identified Cost $832,762)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 2.71% yield **		$448,222
Total Cash Equivalents: .5%		448,222
(Cash Equivalents Identified Cost $448,222)
Total Portfolio Value: 100.00%
		$91,102,603
(Total Portfolio Identified Cost $76,095,307)

Other Assets Less Liabilities: 0.0%		$16,536

Total Net Assets: 100.0%		$91,119,139

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate at September 30, 2005.

REALTY FUND	Portfolio of Investments as of September 30, 2005 - Unaudited

Common Stocks	Shares	Dollar Value

Apartments
Apartment Investment and Management, Co.	3,900	151,242
Archstone Smith Trust	14,555	580,308
Avalon Bay Communities, Inc.	5,592	479,234
BRE Properties, Inc. Class A	6,000	267,000
Camden Property Trust	4,500	250,875
Equity Residential
Properties Trust	19,950	755,107
Essex Property Trust, Inc.	1,870	168,300
Home Properties of NY	4,500	176,625
United Dominion Realty Trust, Inc.	10,000	237,000
Total Apartments: 16.9%		$3,065,691

Diversified
Crescent Real Estate Equities Company	11,000	225,610
Glenborough Realty Trust, Inc.	9,000	172,800
Lexington Corporate Properties Trust	9,000	211,950
Vornado Realty Trust	8,300	718,946
Total Diversified: 7.3%		$1,329,306

Health Care
Health Care Property Investors	11,800	318,482
Health Care Reit	3,700	137,233
Total Health Care: 2.5%		$455,715

Lodging and Hotels
Host Marriot	30,500	515,450
Hospitality Property	5,800	248,588
Senior Housing Properties Trust	6,500	123,500
Starwood Hotels & Resorts	3,100	177,227
Total Lodging and Hotels: 5.9%		$1,064,765

Materials
Plum Creek Timber Co., Inc.	16,000	606,560
Total Materials: 3.3%		$606,560

Office and Industrial
American Financial Realty	6,000	85,200
Alexandria Real Estate Equities	3,000	248,070
AMB Property Corporation	6,700	300,830
Arden Realty Group, Inc.	10,000	411,700
Boston Properties, Inc.	9,175	650,508
Biomed Realty Trust	3,000	74,400
Centerpoint Properties Trust	7,200	322,560
Duke Realty Corp.	9,860	334,057
Equity Office Properties	25,880	846,535
Global Signal Reit	2,500	111,850
Mack-Cali Realty Trust	4,795	215,487
Kilroy Realty Corporation	4,345	243,450
LTC Properties	4,000	84,800
Liberty Property Trust	8,630	367,120
Prologis Trust	18,717	829,350
Total Office and Industrial: 28.3%		$5,125,917

Retail
CBL and Associates Properties, Inc.	6,000	245,940
Commercial Net Lease Realty	9,000	180,000
Developers Diversified Realty	8,325	388,778
Equity One	7,000	162,750
General Growth Properties	15,705	705,626
Kimco Realty Corporation	15,204	477,710
Macerich Company	5,330	346,130
Mills Corporation	4,500	247,860
New Plan Excel Realty Trust	9,000	206,550
Pan Pacific Retail	4,500	296,550
Pennsylvania REIT	4,000	168,720
Regency Centers Corporation	5,575	320,284
Simon Property Group, Inc.	13,334	988,316
Simon Property I Preferred 6% Series	750	47,325
Tanger Factory Outlet Centers	8,600	239,166
Weingarten Realty Investors	8,913	337,357
Total Retail: 29.6%		$5,359,062

Storage
Public Storage, Inc.	10,500	703,500
Shurgard Storage Centers	5,000	279,350
Total Storage: 5.4%		$982,850

Total Common Stocks: 99.3%		$17,989,866
(Common Stock Identified Cost $10,785,373)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 2.71% yield **		47,406
Total Cash Equivalents: 0.3%		$47,406
(Cash Equivalents Identified Cost $47,406)

Total Portfolio Value: 99.6%		$18,037,272
(Total Portfolio Identified Cost $10,861,248)

Other Assets Less Liabilities: 0.4%		$75,875

Total Net Assets: 100.0%		$18,113,147

*   Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate at September 30, 2005.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2005 - Unaudited

Fixed Income Securities - Bonds	Face	Dollar Value

Bank and Finance
American General Finance,
8.125%, 8/15/09	120,000	133,050
American General Finance,
5.750%, 3/15/07	1,000,000	1,013,750
Archstone Smith Operating
Trust Notes, 5.000%, 8/15/07	500,000	501,875
Bank of America Subordinated,
7.125%, 3/01/09	200,000	214,750
Bank of America Subordinated,
7.800%, 2/15/10	912,000	1,018,020
Equity Residential Properties Notes, 6.950% Due 3/02/11	525,000	570,938
Bank One Corp., 9.875%, 3/01/09	250,000	288,125
Citicorp Subordinated Notes
7.000%, 7/01/07	145,000	150,800
Comerica Bank Subordinated Note,
6.875%, 3/01/08	250,000	262,188
Duke Realty LP, 3.500%, 11/01/07	950,000	923,875
First Union Corp., 6.375%, 1/15/09	820,000	862,025
First Union Corp., 6.400%, 04/01/08	113,000	117,520
First Union Corp., 7.500%, 7/15/06	200,000	204,500
Genworth Financial, 4.750%, 6/15/09	1,000,000	997,500
Legg Mason Senior Notes, 6.750% , 7/02/08	500,000	526,875
Lincoln National Corporation Notes,
6.500%, 3/15/08	1,000,000	1,048,750
Morgan Stanley Dean Witter Notes,
3.625%, 4/01/08	1,000,000	976,250
National City Bank Ind, 2.375%, 8/15/06	1,000,000	981,250
Safeco Corp., 6.875%, 7/15/07	255,000	263,288
PNC Funding Corp., 6.875%, 7/15/07	500,000	519,375
Salomon Smith Barney, Inc.,
5.875%, 3/15/06	1,000,000	1,007,500
NBD Bancorp, 7.125%, 5/15/07	400,000	415,000
Suntrust Bank, 6.500%, 1/15/08	500,000	520,625
US Bank NA Notes, 6.375% Due 8/01/11	770,000	829,675
US Bank NA Notes, 5.700% Due 12/15/08	566,000	582,980
Weingarten Realty, 6.840%, 11/17/07	700,000	733,250
Total Bank and Finance: 24.0%		$15,663,734

United States Government Agency Obligations (A)
FHLB, 4.50%, 2/15/08	2,000,000	1,997,500
FHLB, 3.000%, 11/04/15	2,000,000	1,997,500
FHLMC, 3.75%, 2/25/09	475,000	464,312
FHLMC, 5.000%, 10/15/24	2,500,000	2,440,490
FHLMC, 6.005%, 12/08/05	200,000	200,702
FNMA, 3.410%, 8/30/07	1,000,000	981,250
FNMA, 4.200%, 5/04/09	2,000,000	1,977,500
FNMA, 4.375%, 10/15/06	1,000,000	1,000,000
FNMA, 4.650%, 5/17/10	1,545,000	1,525,687
Total United States Government Agency Obligations: 19.3%		$12,584,941

United States Government Obligations
U.S. Treasury, 4.250%,11/15/13	2,000,000	1,992,500
U.S. Treasury, 6.000%, 2/15/26	1,500,000	1,769,063
U.S. Treasury, 5.250%, 11/15/28	1,500,000	1,633,946
U.S. Treasury, 4.750%, 515/14	1,250,000	1,287,500
U.S. Treasury, 5.50%, 8/15/28	750,000	842,696
U.S. Treasury, 4.250%, 8/15/14	2,500,000	2,484,375
Total United States Government Obligations: 15.4%		$10,010,080

Industrial
Conoco Funding Company,
5.450%, 10/15/06	500,000	505,000
Danaher Corporation Notes,
6.000%, 10/15/08	500,000	525,000
Delta Airlines Pass Through Certificates
Series 02-1 MBIA Insured
6.417%, 7/02/12	635,000	641,027
Dover Corp., 6.250%, 6/01/08	500,000	521,875
General Electric Capital Corp.,
5.000%, 2/15/07	1,000,000	1,007,500
General Electric Capital Corp.,
1.546%, 5/30/08	500,000	498,750
General Mills, 2.625%, 10/24/06	1,000,000	976,250
Heller Financial Incorporated Notes,
(General Electric) 6.375% Due 3/15/06	600,000	605,250
Hewlett Packard Company Notes,
5.750%, 12/15/06	1,000,000	1,013,750
Honeywell, Inc., 7.125%, 4/15/08	400,000	423,000
IBM Corp. 5.400%, 10/01/08	500,000	512,500

Kraft Foods, Inc., 5.250%, 6/1/07	750,000	757,500
Lowes Companies, Inc.
8.250%, 6/01/10	500,000	575,000
McDonald's Corp., 5.950%, 1/15/08	425,000	437,750
Occidental Petroleum, 10.125%, 9/15/09	283,000	339,954
The Tribune Company,
6.875%, 11/01/06	500,000	510,625
United Techonologies
7.00%, 9/15/06	1,050,000	1,076,250
Total Industrial: 16.8%		$10,926,981

United States Government Agency Obligations - Mortgage Backed Securities (A)
FHLMC, 15 Year Gold,
7.000%, 3/01/11	19,342	20,194
FHLMC, 3.550%, 11/15/07	1,000,000	980,000
FHLMC, 4.125%, 11/18/09	2,500,000	2,462,500
FHLMC, 4.320%, 4/01/33	1,559,170	1,547,947
FHLMC, 4.500%, 12/01/09	892,323	891,766
FHLMC, 8.000%, 6/01/30	21,043	22,450
FHLMC, CMO Pool 2517 Class VL
5.000%, 5/15/13	1,567,270	1,569,278
FHLMC, CMO Pool 2513 Class VK
5.500%, 9/15/13	1,575,984	1,596,150
FNMA Series 253300, 7.500%, 5/01/20	35,353	37,451
GNMA Pool 781397, 5.500%, 2/15/17	405,153	414,522
GNMA Pool 2658, 6.500%, 10/20/28	218,049	226,294
GNMA II Pool 2945, 7.500%, 7/20/30	49,648	52,471
GNMA Pool 780400, 7.000%, 12/15/25	23,871	25,199
GNMA Pool 780420, 7.500%, 8/15/26	13,865	14,758
Total Government Agency Obligations - Mortgage Backed Securities: 15.1%		$9,860,980

Utility
Alabama Power Company Senior Notes,
3.500%, 11/15/07	400,000	391,000
Alabama Power Company Senior Notes,
5.490%, 11/01/05	595,000	595,744
Bellsouth Communications,
5.875%, 1/15/09	500,000	516,875
Florida Power & Light Group Capital,
7.375%, 6/01/09	500,000	545,000
GTE Corporation
7.51%, 4/01/09	600,000	651,000
National Rural Utilities Collateral Trust
6.000%, 5/15/06	1,000,000	1,010,000
Total Utility: 5.7%		$3,709,619

Total Fixed Income - Bonds: 96.2%		$62,756,335
(Fixed Income Identified Cost $62,740,337)

Preferred Stocks
USB Capital Preferred Stock
Callable 12/07/06 @ $25	8,240	218,772
Equity Office Properties Trust
Preferred Stock	20,000	1,024,800
Total Preferred Stock: 1.9%		$1,243,572
(Preferred Stock Identifiend Cost $1,144,952)
Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 2.71% yield **		542,884
Total Cash Equivalents: 0.8%		$542,884
(Cash Equivalents Identified Cost $542,884)

Total Portfolio Value: 99.0%		$64,542,791
(Total Portfolio Identified Cost $64,428,173)

Other Assets Less Liabilities: 1.0%		$668,474

Total Net Assets: 100.0%		$65,211,265

(A) Abbreviations:
FHLB: Federal Home Loan Bank
FHLMC: Federal Home Loan Mortgage Corporation
FNMA: Federal National Mortgage Association
FNMAFRN: Fed. Nat'l Mortgage Assoc. Floating Rate Note
GNMA: Government National Mortgage Association
TVA: Tennessee Valley Authority

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate at September 30, 2005.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2005 - Unaudited

Municipal Income Securities - Bonds	Face	Dollar Value

General Obligation - City
Akron, OH, 5.000%, 12/01/05	100,000	100,335
Akron , OH, Refunding 12/1/12	200,000	214,904
Columbus, OH, 12.375%, 2/15/07	25,000	28,119
Columbus, OH, Series 2,
5.000%, 6/15/10	100,000	107,291
Columbus, OH, Tax Increment Financing,
(AMBAC Insured), 4.900%, 12/01/11	150,000	160,491
Dayton, OH, General Obligation
(AMBAC Insured), 4.450%, 12/01/12	100,000	103,677
Dayton, OH, 7.625%, 12/01/06	100,000	105,115
Deerfield Township, OH,
(MBIA Insured), 4.750%, 12/01/10	100,000	106,623
Loveland, OH, (AMBAC Insured),
4.400%, 12/01/08	100,000	103,937
Symmes Township, OH, 2.400%, 12/01/07	110,000	105,596
Washington Township, OH,
4.650%, 12/01/05	75,000	75,166
Youngstown, OH, (AMBAC Insured),
5.100%, 12/01/11	100,000	108,902
Total General Obligation - City: 13.8%		$1,320,156

General Obligation - County
Belmont County, OH
(MBIA Insured), 4.500%, 12/01/11	155,000	161,727
Belmont County, OH
(MBIA Insured), 5.100%, 12/01/05	50,000	50,183
Delaware County, OH, 5.250%, 12/01/06	50,000	50,699
Hocking County, OH, 4.900%, 12/01/06	50,000	50,812
Knox County, OH, 4.750%, 12/01/09	60,000	62,629
Portage County, OH,
(MBIA Insured), 5.150%, 12/01/07	75,000	78,323
Trumbull County, OH,
(AMBAC Insured), 5.250%, 12/01/05	50,000	50,195
Total General Obligation - County: 5.3%		$504,568

General Obligation - State
State of Ohio, 4.000%, 6/15/10	60,000	61,758
Common Schools - Series A
State of Ohio Parks, 4.000%, 2/01/13	175,000	178,897
State of California, 4.000%, 11/01/09	250,000	257,190
Ohio State Unlimited Common
School Facilities, 4.500%, 6/15/17	100,000	105,264
Total General Obligation - State: 6.3%		$603,109

Higher Education
Bowling Green State University,
(FGIC Insured), 5.000%, 6/01/08	155,000	162,406
Ohio State Higher Education Facilities,
Denison University, 4.900%, 11/01/05	75,000	75,121
University of Cincinnati, Ohio General
Receipts, 4.750%, 6/01/06	50,000	50,607
University of Cincinnati, Certificate of
Participation, 5.750%, 12/01/11	25,000	28,119
Total Higher Education: 3.3%		$316,253

Hospital/Health
Hamilton County, OH, Hospital
Children's Hospital Medical Center,
(MBIA Insured), 5.250%, 5/15/10	100,000	106,835
Hamilton County, OH, Hospital Revenue
Children's Hospital, Medical Center
(FGIC Insured), Variable, 5/15/28	300,000	300,000
Hamilton County, OH, Hospital Facility
Revenue, Children's Hospital,
(FGIC Insured), 5.000%, 5/15/06	50,000	50,630
Lorain County, OH, Hospital Facility
Revenue, Catholic Healthcare Partners,
(MBIA Insured), 6.000%, 9/01/07	50,000	52,661
Lorain County, OH, Revenue Bond,
Catholic Healthcare Partners Project
(AMBAC Insured), 5.200%, 09/01/10	100,000	108,114
Montgomery County, OH Hospital Revenue
(Prerefunded), 5.650%, 12/01/12	35,000	38,253
Montgomery County, OH Hospital
(Prerefunded), 5.500%, 12/01/10	100,000	108,716
Total Hospital/Health: 8.0%		$765,209

Revenue Bonds - Electric
Cleveland Ohio Public Power System
Revenue, 5.500% due 11/15/13	100,000	110,335
Hamilton, OH Electric,
(FSA Insured), 3.60%, 10/15/10	200,000	202,386
Total Revenue Bonds - Electric: 3.3%		$312,721

Revenue Bonds - Transportation

Butler County, OH, Transportation
Improvement, (FSA Insured),
5.500%, 4/01/09	100,000	107,408
Ohio State Turnpike Revenue,
(Prerefunded), 5.500%, 2/15/26	110,000	113,247
Total Revenue Bond - Transportation: 2.3%		$220,655

Revenue Bonds - Water and Sewer
Akron, OH, Sewer System,
(MBIA Insured), 5.500% 12/01/07	50,000	51,878
Butler, OH, Waterworks System,
(FSA Insured), 4.400% 12/01/10	100,000	104,304
Cleveland, OH, Waterworks Revenue,
Series I (FSA Insured), 5.250%, 1/01/10	100,000	105,411
Cleveland, OH, Waterworks Revenue,
Series G (MBIA Insured), 5.500%, 1/01/13	150,000	164,250
Columbus, OH, Water and Sewer,
5.000%, 11/01/06	100,000	102,167
East Muskingum, OH Water District,
Water Resource Revenue,
(AMBAC Insured), 4.500%, 12/01/12	200,000	213,284
Montgomery County, OH, Solid Waste,
(MBIA Insured), 5.125%, 11/01/08	50,000	51,079
Nashville and Davidson, TN
7.700%, 01/01/12	25,000	29,402
Northeast OH, Reg'l Sewer District
(AMBAC Insured), 5.500%, 11/15/12	100,000	101,286
Southwest OH, Reg'l Water District
(MBIA Insured), 5.250%, 12/01/05	50,000	50,194
Total Revenue Bond - Water & Sewer: 10.2%		$973,255

School District
Athens Ohio City School
General Obligation
4.400%, 12/01/05	200,000	200,362
Beavercreek, OH, Special Obligation
Tax Anticipation Note,
4.250%, 12/01/06	100,000	100,444
Cleveland, OH, Municipal School
District, (FGIC Insured),
5.000%, 12/01/20	140,000	148,540
Columbus, OH, Linden Elementary
Construction (FSA Insured),
5.500%, 12/01/21	100,000	109,018
Dayton , OH, City School District,
(FGIC Insured), 3.250%, 12/01/10	100,000	100,044
Delaware, OH, City School District, GO
(MBIA Insured), 5.000%, 12/04/20	250,000	267,610
Fairfield, OH, (FGIC Insured)
0.000%, 12/01/11*	100,000	79,030
Green Local, OH, (AMBAC Insured)
Insured, 4.600%, 12/01/11	100,000	103,496
Indiana Valley, OH,
(AMBAC Insured), 5.500%, 12/01/06	50,000	51,217
Kings Local, OH, 6.350%, 12/01/12	15,000	17,468
Kings Local, OH, 6.400%, 12/01/13	150,000	177,584
Lakota, OH, 6.250%, 12/01/14	100,000	100,557
Louisville Local, OH, (FGIC Insured)
0.000%, 12/01/05*	200,000	199,136
Loveland, OH, 4.900%, 12/01/08	100,000	104,936
Mason, OH, 4.000%, 12/01/06	200,000	202,362
Northwestern, OH, 4.650%, 12/01/06	105,000	106,411
Sycamore, OH, Community
(AMBAC Insured), 4.600%, 12/01/11	100,000	103,346
Sycamore, OH, Community Unlimited,
5.375%, 12/01/13	125,000	139,060
Total School District: 24.1%		$2,310,621

Special Assessment Bonds
Toledo-Lucas County Ohio Port Authority
Crocker Park Public Improvement
Project, 2.625%, Due 12/01/07	200,000	192,620
Total Special Assessment Bonds: 2.0%		$192,620

Special Obligation Bonds

Cleveland Ohio Non Tax Revenue
Stadium Project (AMBAC Insured),
5.000%, Due 12/01/14	400,000	436,804
Total Special Obligation Bonds: 4.6%		$436,804

State Agency
Ohio State Building Authority,
Adult Correctional-Series A,
5.500%, 10/01/10	100,000	109,627
Ohio State Building Authority,
(AMBAC Insured),
5.0%, 10/01/14	420,000	457,073
Ohio State Building Authority,
(AMBAC Insured),
5.375%, 10/01/11	150,000	156,854
Ohio State Building Authority,
Juvenile Correction Facilities,
4.375%, 10/01/12	100,000	103,269
Ohio State Building Authority,
9.750%, 10/01/05	40,000	40,000
Ohio State Building Authority,
Ohio Center For The Arts,
5.450%, 10/01/07	100,000	104,656
Ohio State Building Authority,
Toledo Government Center,
9.750%, 10/01/05	100,000	100,000
Ohio State Housing Finance Authority
(GNMA) Collateral, 5.100%, 9/01/17	120,000	120,803
State of Ohio Parks and
Recreation Bonds, 4.350%, 12/01/11	100,000	103,830
Ohio State Elementary
and Secondary Education,
(FSA Insured), 5.000%, 12/01/07	100,000	104,013
Ohio State Public Facilities Commission,
(MBIA Insured), 4.700%, 06/01/11	100,000	104,253
Total State Agency: 15.7%		$1,504,378

Total Fixed Income - Municipal Bonds: 98.7%	$9,460,349
(Municipal Bonds Identified Cost $9,275,784)

Cash Equivalents
Federated Ohio Municipal Cash Trust 2.11% yield**	450,844
Total Cash Equivalents: 4.7%	$450,844
(Cash Identified Cost $450,844)

Total Portfolio Value: 103.4%	$9,911,193
(Total Portfolio Identified Cost $9,726,628)

Other Assets Less Liabilities: (3.4%)	$(327,850)

Total Net Assets: 100.0%	9,583,343

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate at September 30, 2005.

JIC Institutional Bond Fund I	Portfolio of Investments as of 09/30/2005 - Unaudited

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
American General Finance Senior Notes, 5.910% Due 6/12/06	1,000,000	1,008,750
Associates Corporation, 7.950% Due 2/15/10	200,000	224,000
Bank One Corporation, 6.875%, Due 8/01/06	325,000	331,094
Bank of America, 7.125% Due 5/01/06	1,000,000	1,013,750
BB & T Corporation Subordinated Notes, 7.250% Due 6/15/07	1,048,000	1,092,540
Citicorp, 7.125% Due 5/15/06	1,080,000	1,096,200
Lincoln National Corporation Notes, 6.500% Due 3/15/08	1,000,000	1,048,750
Morgan Stanley Dean Witter, 3.625% Due 4/01/08	1,000,000	976,250
NBD Bancorp, 7.125% Due 5/15/07	625,000	648,438
PNC Funding Corporation, 5.750%, Due 8/01/06	750,000	757,500
Torchmark Corporation Notes, 6.250%, Due 12/15/06	1,000,000	1,016,250
UBS AG Unsubordinated Note, Series 144A Var rate Due 10/26/07	800,000	733,920
US Bank NA Subordinated Notes, 6.500% Due 2/01/08	870,000	905,887
First Union, 6.000% Due 10/30/08	670,000	702,663
Wells Fargo & Company, 3.750% Due 10/15/07	1,190,000	1,175,125
Total Finance: 22.6%		$12,731,117

Industrial
Conoco Funding Company, 5.450% Due 10/15/06	750,000	757,500
Dover Corporation Notes, 6.450% Due 11/15/05	1,000,000	1,002,500
Danaher Corporation Notes, 6.000% Due 10/15/08	1,000,000	1,050,000
Dell Computer Senior Notes, 6.55% Due 4/15/08	894,000	931,995
First Data Corporation Notes, 4.700% Due 11/01/06	1,000,000	1,001,250
General Electric Capital Corporation Notes, 5.000% Due 2/15/07	2,000,000	2,015,000
Gillette Company Notes, 3.500% Due 10/15/07	1,000,000	980,000
Heller Financial, 3.305% Due 5/02/06	175,000	173,906
Home Depot, 4.625% Due 8/15/10	1,585,000	1,585,000
Pacific Bell Debentures, 6.875% Due 8/15/06	1,000,000	1,020,000
United Technologies Corporation Notes, 7.000% Due 9/15/06	1,000,000	1,025,000
Total Industrial: 20.4%		$11,542,151

Sovereign
Ontario Province, 3.375% Due 1/15/08	1,000,000	977,500
Total Utilities: 1.7%		$977,500

Utilities
Alabama Power Company, 7.125% Due 10/01/07	200,000	209,500
GTE California, Inc., 7.650% Due 3/15/07	730,000	757,375
Gulf Power Company, 6.500% Due 11/01/06	400,000	408,000
National Rural Utilities, 6.650% Due 10/01/05	1,000,000	1,000,000
Total Utilities: 4.2%		$2,374,875

United States Government Agency Obligations
Federal Home Loan Bank, 5.375% Due 2/15/06	2,500,000	2,512,500
Federal Home Loan Bank, 3.850% Due 1/30/08	2,500,000	2,468,750
Federal Home Loan Bank, 4.500% Due 4/11/08	2,500,000	2,493,750
Federal Home Loan Mortgage Corporation, 2.375% Due 1/23/06	260,000	258,700
Federal Home Loan Mortgage Corporation, 6.279% Due 6/15/09	540,000	566,728
Federal Home Loan Mortgage Corporation, 5.125% Due 10/15/08	2,500,000	2,549,065
Federal National Mortgage Association, 2.500% Due 2/27/08	2,000,000	1,982,500
Federal National Mortgage Association, 3.600% Due 3/03/09	2,000,000	1,942,500
Federal National Mortgage Association, 3.410% Due 8/30/07	1,000,000	981,250
Federal National Mortgage Association, 4.500% Due 12/01/09	892,323	891,766
Federal National Mortgage Association, 3.700% Due 11/1/07	3,000,000	2,947,500
Federal National Mortgage Association, 5.000% Due 11/1/10	810,465	814,771
Total United States Government Agency Obligations: 36.2%		$20,409,780

United States Government Treasury Obligations
United States Treasury Bill, 0% Due 10/27/05	2,500,000	2,493,750
United States Treasury Bill, 0% Due 11/25/05	1,000,000	995,000
United States Treasury Bill, 0% Due 12/15/05	2,500,000	2,483,750
United States Treasury Note, 6.500% Due 10/15/06	1,500,000	1,535,215
Total United States Government Treasury Obligations: 13.3%		$7,507,715

Total Fixed Income - Bonds: 98.4%		$55,543,138
(Fixed Income Identified Cost $56,094.969)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 2.71% yield *		204,521
Total Cash Equivalents: 0.4%		$204,521
(Cash Equivalents Identified Cost $204,521)

Total Portfolio Value: 97.8%		$55,747,659
(Total Portfolio Identified Cost $56,299,489)

Other Assets Less Liabilities 1.3%		$706,581

Total Net Assets 100.0%		$56,454,240

* Variable rate security, the coupon rate shown represents the rate at September 30, 2005.

JIC Institutional Bond Fund II	Portfolio of Investments as of 09/30/2005 - Unaudited

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	544,375
American Express, 6.875% Due 11/01/05	500,000	501,250
American International Group Notes, 2.875% Due 05/15/08	890,000	849,950
Bank of America Subordinated Notes, 7.800% Due 2/15/10	1,000,000	1,116,250
Citicorp, 7.125% Due 5/15/06	500,000	507,500
Citigroup Incorporated Note, 6.000%, 2/21/12	750,000	796,875
First Bank System, 6.875% Due 9/15/07	250,000	260,625
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,173,750
Genworth Financial Notes, 4.750% Due 6/15/09	1,000,000	997,500
Merrill Lynch, 3.375%, Due 9/14/07	1,000,000	982,500
Morgan Stanley Dean Witter, 4.250% Due 5/15/10	830,000	809,250
NBD Bancorp, 7.125% Due 5/15/07	750,000	778,125
Progressive Corporation Senior Notes, 6.375% Due 1/15/12	640,000	688,800
Torchmark Corporation Notes, 6.250% Due 12/15/06	750,000	762,187
UBS AG Senior Unsubordinated Note, Series 144A Var rate Due 10/26/07	800,000	733,920
Weingarten Realty, 6.840% Due 11/07/07	500,000	523,750
Total Finance: 21.8%		$12,026,607

Industrial
Allied Signal, 6.200% Due 2/01/08	500,000	517,500
Becton Dickinson, 7.150% Due 10/01/09	1,000,000	1,090,000
Conoco Funding Company, 5.450% Due 10/15/06	500,000	505,000
Delta Airlines, 6.417% Due 7/02/12	550,000	555,220
Dayton Hudson Corporation, 9.625% Due 2/01/08	380,000	418,475
Dell, Inc., 6.550%, Due 4/15/08	1,000,000	1,042,500
Dover Corporation Notes, 6.450% Due 11/15/05	500,000	501,250
First Data Corporation Notes, 4.700% Due 11/01/06	750,000	750,938
General Electric Capital Corporation Notes, 6.000% Due 6/15/12	1,000,000	1,065,000
Gillette Company, 3.500% Due 10/15/07	1,000,000	980,000
Gillette Company, 5.750% Due 10/15/05	500,000	500,000
Lowes Companies, Inc., 8.250% Due 6/01/10	390,000	448,500
McDonald's Corporation, 5.950% Due 1/15/08	425,000	437,750
Danaher Corporation Notes, 6.000% Due 10/15/08	600,000	630,000
Target Corporation, 6.350% Due 1/15/11	400,000	429,000
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	538,750
Total Industrial: 18.8%		$10,409,883

Sovereign
Ontario Province, 3.375% Due 1/15/08	1,000,000	977,500
Total Utilities: 1.8%		$977,500

Utilities
Alabama Power, 3.500% Due 11/15/07	425,000	415,437
Baltimore Gas & Electric, 6.625% Due 3/15/08	500,000	521,875
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	556,875
GTE Corporation, 7.510% Due 4/01/09	500,000	542,500
National Rural Utilities, 5.700% Due 1/15/10	500,000	518,750
Total Utilities: 4.6%		$2,555,437

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 8/24/12	1,600,000	1,590,000
Federal Farm Credit Bank, 4.500% Due 10/20/11	2,500,000	2,456,250
Federal Home Loan Bank, 6.375% Due 8/15/06	2,000,000	2,033,274
Federal Home Loan Bank, 3.850% Due 1/30/08	2,400,000	2,370,000
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,575,000
Federal National Mortgage Association, 4.125% Due 11/18/09	1,000,000	985,000
Federal National Mortgage Association, 3.700% Due 11/01/07	2,000,000	1,965,000
Federal National Mortgage Association, 2.500% Due 2/27/08	2,000,000	1,982,500
Federal National Mortgage Association, 3.410% Due 8/30/07	650,000	637,813
Federal National Mortgage Association, 4.500% Due 3/01/08	712,792	712,569
Federal National Mortgage Association, 4.500% Due 12/01/09	892,323	891,766
Federal National Mortgage Association, 4.650% Due 5/17/10	1,000,000	987,500
Tennessee Valley Authority, 7.140% Due 05/23/12	150,000	171,188
Total United States Government Agency Obligations: 33.2%		$18,357,860

United States Government Treasury Obligations
United States Treasury Bill, 0.000% Due 12/15/05	1,700,000	1,688,950
United States Treasury Bond, 4.250% Due 8/15/14	1,900,000	1,888,125
United States Treasury Note, 4.250% Due 8/15/13	2,500,000	2,490,625
United States Treasury Note, 4.250% Due11/15/13	2,000,000	1,992,500
United States Treasury Note, 5.500% Due 2/15/08	500,000	515,156
United States Treasury Note, 6.625% Due 5/15/07	500,000	519,394
United States Treasury Note, 7.000% Due 7/15/06	1,000,000	1,021,875
Total United States Government Treasury Obligations: 18.3%		$10,116,625

Total Fixed Income - Bonds: 98.5		$54,443,912
(Fixed Income Identified Cost $54,494,036)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 2.71% yield *		129,431
Total Cash Equivalents: 0.2%		$129,431
(Cash Equivalents Identified Cost $129,431)

Total Portfolio Value: 98.7%		$54,573,343
(Total Portfolio Identified Cost $54,623,467)

Other Assets Less Liabilities 1.3%		$720,396

Total Net Assets 100.0%		$55,293,739

* Variable rate security, the coupon rate shown represents the rate at September 30, 2005.

JIC Institutional Bond Fund III	Portfolio of Investments as of 09/30/2005 - Unaudited

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	544,375
American Express, 6.875% Due 11/01/05	500,000	501,250
American General Corporation, 7.500% Due 8/11/10	500,000	553,750
American General Finance, 8.125% Due 8/15/09	500,000	554,375
Associates Corporation, 7.950% Due 2/15/10	642,000	719,040
Bank of America Subordinated Notes, 7.800% Due 2/15/10	1,000,000	1,116,250
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,173,750
General Electric Capital Corporation, 6.000% Due 6/15/12	1,000,000	1,065,000
Mellon Financial, 6.700% Due 3/01/08	500,000	521,875
Merrill Lynch, 3.375% Due 9/14/07	750,000	736,875
Morgan Stanley Subordinated Notes, 4.750% Due 4/01/14	1,000,000	965,000
National City Bank, 6.250% Due 3/15/11	500,000	532,500
Progressive Corporation Senior Notes, 6.375% Due 1/15/12	500,000	538,125
Suntrust Banks Inc., 7.750% Due 5/01/10	500,000	560,000
US Bancorp Subordinated Notes, 6.300% Due 7/15/08	1,000,000	1,045,000
Wachovia Corporation Subordinated Notes, 5.250% Due 8/01/14	980,000	993,475
Weingarten Realty, 6.840% Due 11/17/07	500,000	523,750
Total Finance: 24.8%		$12,644,390

Industrial
Allied Signal, 6.200% Due 2/01/08	500,000	517,500
Citigroup Incorporated Notes, 6.000% Due 2/21/12	750,000	796,875
Dayton Hudson Corporation, 9.625% Due 2/01/08	380,000	418,475
Dell, Inc., 6.550%, Due 4/15/08	500,000	521,250
Delta Airlines Series 02-1 (MBIA Insured), 6.417%, Due 7/02/12	400,000	403,797
Dover Corporation Notes, 6.450% Due 11/15/05	500,000	501,250
Eli Lilly & Company, 8.375% Due 12/01/06	500,000	522,500
Gillette Company, 5.750% Due 10/15/05	500,000	500,000
Lowes Companies, Inc., 8.250% Due 6/01/10	500,000	575,000
McDonald's Corporation, 8.875% Due 4/01/11	500,000	600,625
Target Corporation, 6.350% Due 1/15/11	400,000	429,000
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	538,750
Washington Post, 5.500% Due 2/15/09	500,000	512,500
Total Industrial: 13.4%		$6,837,522

Utilities
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	556,875
GTE Corporation, 7.510% Due 4/01/09	500,000	542,500
National Rural Utilities, 5.700% Due 1/15/10	500,000	518,750
Total Utilities: 3.2%		$1,618,125

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 8/24/12	2,000,000	1,987,500
Federal Home Loan Bank, 5.130% Due 5/24/13	800,000	825,000
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,575,000
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,057,827
Federal Home Loan Bank, 7.605% Due 2/25/15	500,000	557,500
Federal Home Loan Bank, 5.000% Due 10/15/24	350,000	341,669
Federal Home Loan Mortgage Corp., 5.125% Due 10/15/08	500,000	509,813
Federal Home Loan Mortgage Corp., 4.375% Due 11/09/11	2,000,000	1,965,000
Federal Home Loan Mortgage Corp., 4.650% Due 5/17/10	1,500,000	1,481,250
Federal Home Loan Mortgage Corp., 4.750% Due 10/11/12	2,000,000	1,985,000
Federal National Mortgage Association, 5.250% Due 1/15/09	500,000	511,546
Total United States Government Agency Obligations: 25.1%		$12,797,105

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp., Series 2513, 5.500% Due 9/15/13	1,575,984	1,596,150
Federal Home Loan Mortgage Corp., Series 2517, 5.000% Due 5/15/13	1,567,270	1,569,278
Federal National Mortgage Association DUS Pool 385365, 4.970% Due 8/01/09	1,000,000	992,812
Government National Mortgage Association, 5.500% Due 2/15/17	405,153	414,522
Total United States Government Agency Obligations - Mortgage Backed Securities: 9.0%		$4,572,762

United States Government Treasury Obligations
United States Treasury Note, 5.000% Due 8/15/11	1,500,000	1,558,653
United States Treasury Note, 4.250% Due 11/15/13	2,000,000	1,992,500
United States Treasury Note, 6.500% Due 2/15/10	750,000	817,207
United States Treasury Note, 4.000% Due 2/15/14	2,100,000	2,052,750
United States Treasury Note, 4.250% Due 8/15/14	2,300,000	2,285,625
Tennessee Valley Authority, 6.250%, Due 12/15/17	500,000	567,500
Tennessee Valley Authority, 6.000%, Due 3/15/13	2,200,000	2,395,250
Total United States Government Treasury Obligations: 22.9%		$11,669,485

Total Fixed Income - Bonds: 98.4%		$50,139,389
(Fixed Income Identified Cost $49,430,536)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 2.71% yield *		$177,642
Total Cash Equivalents: 0.3%		177,642
(Cash Equivalents Identified Cost $177,642)

Total Portfolio Value: 98.8%		$50,317,031
(Total Portfolio Identified Cost $49,608,178)

Other Assets Less Liabilities 1.2%		$628,875

Total Net Assets 100.0%		$50,945,906

* Variable rate security, the coupon rate shown represents the rate at September 30, 2005.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of November 23, 2005 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date November 29, 2005

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer
Date November 29, 2005

* Print the name and title of each signing officer under his or her signature.